Stock-Based Compensation Shares Authorized by Exercise Price Range (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit (in usd per share)	$ 7.68
Exercise price, upper range limit (in usd per share)	$ 23.16
$15.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit (in usd per share)	$ 15.05
Options Outstanding and Exercisable, Shares	63
Options Outstanding and Exercisable, Weighted average exercise price (in usd per share)	$ 15.05
Options Outstanding and Exercisable, Weighted average remaining life	1 month
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 0
$23.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, upper range limit (in usd per share)	$ 23.16
Options Outstanding and Exercisable, Shares	325
Options Outstanding and Exercisable, Weighted average exercise price (in usd per share)	$ 23.16
Options Outstanding and Exercisable, Weighted average remaining life	1 month
Options Outstanding and Exercisable, Aggregate Intrinsic Value	$ 0